13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

9/30/2007

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	November 14, 2007

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		21

Form 13F Information Table Value Total:	$428,643  (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACADIA RLTY TR                CMN SHR     004239-10-9  48,455      1,786,047.00         SOLE                SOLE
ACHILLION PHARMACEUTICALS INC COM         00448Q-20-1  258         39,955.00            SOLE                SOLE
BP PLC                        SPSORD ADR  055622-10-4  296         4,266.00             SOLE                SOLE
CALLIDUS SOFTWARE INC         COM         13123E-50-0  509         59,204.00            SOLE                SOLE
CATALINA MARKETING CORP       COM         148867-10-4  3,001       92,665.00            SOLE                SOLE
CELGENE CORP                  COM         151020-10-4  449         6,292.00             SOLE                SOLE
CONCHO RES INC                COM         20605P-10-1  47,373      3,198,750.00         SOLE                SOLE
CROSSTEX ENERGY INC           COM         22765Y-10-4  11,307      298,269.00           SOLE                SOLE
DOUGLAS EMMETT INC            COM         25960P-10-9  292,450     11,825,715.01        SOLE                SOLE
EHEALTH INC                   COM         28238P-10-9  297         10,729.00            SOLE                SOLE
INFINERA CORPORATION          COM         45667G-10-3  2,012       99,866.00            SOLE                SOLE
ISHARES TR MSCI EMERG         MKT         464287-23-4  2,391       16,000.00            SOLE                SOLE
ISHARES TR MSCI EAFE          IDX         464287-46-5  2,229       27,000.00            SOLE                SOLE
KRAFT FOODS INC               CL A        50075N-10-4  1,541       44,643.85            SOLE                SOLE
NUANCE COMMUNICATIONS INC     COM         67020Y-10-0  1,507       78,063.00            SOLE                SOLE
SPDR TR UNIT                  SER 1       78462F-10-3  10,070      66,000.00            SOLE                SOLE
SHUTTERFLY INC                COM         82568P-30-4  2,092       65,570.00            SOLE                SOLE
THERMAGE INC                  COM         88343R-10-1  472         66,637.00            SOLE                SOLE
WHITE MTNS INS GROUP LTD      COM         G9618E-10-7  468         900.00               SOLE                SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  565         20,614.00            SOLE                SOLE
WYETH                         COM         983024-10-0  899         20,176.00            SOLE                SOLE






TOTAL                                                  428,643     17,827,361.86